SHARE BASED COMPENSATION - Restricted stock (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 30, 2022	May 27, 2022	Nov. 22, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted stock
Share-based compensation expense					$ 1,083	$ 139
Unrecognized share-based compensation expenses				$ 0	0
General and administrative
Restricted stock
Share-based compensation expense				$ 0	$ 1,083	$ 139
Restricted stock awards
Restricted stock
Granted (in shares)					5,445,833
Restricted stock awards | Class A Ordinary Shares
Restricted stock
Granted (in shares)	5,200,000	200,000
Restricted stock awards | Senior employee
Restricted stock
Granted (in shares)			200,000
Vesting percentage			25.00%
Vested (in shares)				0	45,833	50,000